FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest rate risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ 1,264,059
Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (5,983,384)
Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	(7,479,229)
Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	(8,975,075)
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(7,352,802)
Effect on profit/loss - revenue (expense)	R$ (32,356,976)
Assumed interest rate	13.03%
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (25,004,174)
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(737,486)
Effect on profit/loss - revenue (expense)	R$ (3,245,405)
Assumed interest rate	10.03%
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario I - Likely | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (2,507,919)
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(921,858)
Effect on profit/loss - revenue (expense)	R$ (4,056,756)
Assumed interest rate	12.54%
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario (25%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (3,134,898)
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(1,106,229)
Effect on profit/loss - revenue (expense)	R$ (4,868,107)
Assumed interest rate	15.05%
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario (50%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (3,761,878)
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (2,136,224)
Assumed interest rate	11.75%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 356,173
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(2,492,397)
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (197,601)
Assumed interest rate	9.25%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario I - Likely | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 32,946
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario I - Likely | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(230,547)
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (247,000)
Assumed interest rate	11.56%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (25%) | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 41,183
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (25%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(288,183)
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (296,401)
Assumed interest rate	13.88%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (50%) | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 49,419
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (50%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(345,820)
TJLP (long-term interest rate) | Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (3,441,837)
Assumed interest rate	6.55%
TJLP (long-term interest rate) | Interest rate appreciation risk | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (3,441,837)
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (224,752)
Assumed interest rate	6.53%
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario I - Likely | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (224,752)
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (280,940)
Assumed interest rate	8.16%
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (25%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (280,940)
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (337,128)
Assumed interest rate	9.80%
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (50%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (337,128)
IGPM | Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (45,138)
Assumed interest rate	(3.22%)
IGPM | Interest rate appreciation risk | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 171,609
IGPM | Interest rate appreciation risk | Leases
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(216,747)
IGPM | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (1,819)
Assumed interest rate	4.03%
IGPM | Interest rate appreciation risk | Scenario I - Likely | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 6,916
IGPM | Interest rate appreciation risk | Scenario I - Likely | Leases
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(8,735)
IGPM | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (2,274)
Assumed interest rate	5.04%
IGPM | Interest rate appreciation risk | Scenario (25%) | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 8,645
IGPM | Interest rate appreciation risk | Scenario (25%) | Leases
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(10,919)
IGPM | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (2,728)
Assumed interest rate	6.05%
IGPM | Interest rate appreciation risk | Scenario (50%) | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 10,374
IGPM | Interest rate appreciation risk | Scenario (50%) | Leases
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(13,102)
IPCA | Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (63,917,329)
Assumed interest rate	4.41%
IPCA | Interest rate appreciation risk | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 1,929,899
IPCA | Interest rate appreciation risk | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(26,335,933)
IPCA | Interest rate appreciation risk | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial assets	8,111
IPCA | Interest rate appreciation risk | Obligations of Law No. 14,182/2021
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(39,519,406)
IPCA | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (2,313,807)
Assumed interest rate	3.62%
IPCA | Interest rate appreciation risk | Scenario I - Likely | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 69,862
IPCA | Interest rate appreciation risk | Scenario I - Likely | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(953,361)
IPCA | Interest rate appreciation risk | Scenario I - Likely | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial assets	294
IPCA | Interest rate appreciation risk | Scenario I - Likely | Obligations of Law No. 14,182/2021
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(1,430,602)
IPCA | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (2,892,259)
Assumed interest rate	4.53%
IPCA | Interest rate appreciation risk | Scenario (25%) | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 87,328
IPCA | Interest rate appreciation risk | Scenario (25%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(1,191,701)
IPCA | Interest rate appreciation risk | Scenario (25%) | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial assets	367
IPCA | Interest rate appreciation risk | Scenario (25%) | Obligations of Law No. 14,182/2021
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(1,788,253)
IPCA | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (3,470,711)
Assumed interest rate	5.43%
IPCA | Interest rate appreciation risk | Scenario (50%) | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 104,794
IPCA | Interest rate appreciation risk | Scenario (50%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(1,430,041)
IPCA | Interest rate appreciation risk | Scenario (50%) | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial assets	440
IPCA | Interest rate appreciation risk | Scenario (50%) | Obligations of Law No. 14,182/2021
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (2,145,904)